PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Software, furniture and fixtures	$ 200,000	$ 200,000
Equipment	3,223	3,223
Total	203,223	203,223
Less: Accumulated depreciation	(203,223)	(203,223)
Balance